Provisions and contingent liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Entity [Table]
Disclosure Of Provisions Breakdown Explanatory
USD m 30.6.22 31.3.22 31.12.21
Provisions other than provisions for expected credit losses 3,215 3,192 3,256
Provisions for expected credit losses
1
192 221 196
Total provisions 3,407 3,413 3,452
1 Refer to Note 9c for more information.

Disclosure Of Other Provisions Explanatory
USD m
Litigation,
regulatory and
similar matters
1
Restructuring
2
Other
3
Total
Balance as of 31 December 2021 2,798 137 321 3,256
Balance as of 31 March 2022 2,758 125 310 3,192
Increase in provisions recognized in the income statement 235 54 15 304
Release of provisions recognized in the income statement (14) (6) (5) (25)
Provisions used in conformity with designated purpose (101) (54) (5) (161)
Foreign currency translation /

unwind of discount
(80) (4) (12) (96)
Balance as of 30 June 2022 2,798 114 302 3,215
1 Consists of provisions for losses

resulting from legal, liability and

compliance risks.

2 Primarily consists of personnel-related

restructuring provisions of USD
75
m as of 30

June 2022 (31

March 2022: USD
80 m;
31 December 2021: USD 90 m) and provisions for onerous contracts of USD 40
m as of 30 June 2022 (31

March 2022: USD
45 m; 31 December 2021: USD 47
m).

3 Mainly includes provisions related to real estate,
employee benefits and operational risks.